Management Of Financial Risks And Financial Instruments - Summary Of Financial Assets Representing The Maximum Exposure To Credit Risk (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Financial Assets Representing the Maximum Exposure to Credit Risk [Abstract]
Securities purchased under agreements to resell	R$ 9,490,090	R$ 6,570,609
Securities	27,326,481	7,142,041
Public securities	20,381,125	4,704,604
Private securities	6,945,356	2,437,437
Derivative financial instruments	4,085,004	1,692,031
Securities trading and intermediation	504,983	898,312
Accounts receivable	462,029	219,200
Other financial assets	20,191	60,423
Total	R$ 41,888,778	R$ 16,582,616